Related Party Balances and Transactions	12 Months Ended
Mar. 31, 2026
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

24. Related party balances and transactions

Related parties’ relationships are as follows:

Name	Relationship
Bingzhong Wang	Director and Chief Executive Officer of the Company
Ming Ni	Former Chief Operating Officer and shareholder
Pengyuan Fan	Director and Chief Financial Officer of the Company

MetaSphere Limited (formerly known as Xisha Hu)	Entity wholly owned by Xisha Hu, who is the spouse of, Mr. Bingzhong Wang
Xiaosi Zhang	Chief Operating Officer
Northstar Technologies	Non-controlling interest of Metalpha before November 30, 2023, and minority shareholder of the Company after October 1, 2023
Polaris Investment Management PTE Limited	Related company of Northstar Technologies
Antpool Technologies Limited	Shareholder of Northstar Technologies
LSQ Investment Fund SPC – Next Generation Fund I SP	Bingzhong Wang act as director of the Company while LSQ Capital Limited as Sub-Investment Manager

Related parties’ balance are consisted of the following:

	For the years ended March 31,
	2026	2025
	US$	US$
a. Digital assets payables
Northstar Technologies	32,073,388	—
MetaSphere Limited	6,582,276	10,602,787
Ming Ni	—	87,270
Pengyuan Fan	21,224	12,757
Xiaosi Zhang	44,870	—
Total	38,721,758	10,702,814

b. Payable to customer
Northstar Technologies	8,606	10,483
Folius Venture LLC	—	76
MetaSphere Limited	1,266,109	671,405
Pengyuan Fan	39,607	787
LSQ Investment Fund SPC – Next Generation Fund I SP	—	30
Ming Ni	36	8,807
Xiaosi Zhang	96,965	—
Total	1,411,323	691,588

c. Other payables
Polaris Investment Management PTE Limited	—	460,075
Northstar Technologies	—	40
Xiaosi Zhang	17,156	—
Total	17,156	460,115

Related parties’ transactions are consisted of the following:

	For the years ended March 31,
	2026	2025	2024
	US$	US$	US$
Derivative products entered with Northstar Technologies	223,088,722	88,965,528	139,393,093
Derivative products expired to Northstar Technologies	(182,147,262)	(88,965,528)	(154,095,287)
Derivative products entered with MetaSphere Limited	15,241,192	31,714,755	20,234,318
Derivative products expired to MetaSphere Limited	(19,092,880)	(22,167,525)	(19,313,245)
Derivative products entered with Ming Ni	98,819	2,631,497	1,381,552
Derivative products expired to Ming Ni	(204,512)	(2,541,024)	(119,535)
Derivative products entered with Pengyuan Fan	56,532	13,000	—
Derivative products expired to Pengyuan Fan	(37,098)	(288)	—
Derivative products entered with Xiaosi Zhang	296,558	—	—
Derivative products expired to Xiaosi Zhang	(194,337)	—	—
Derivative products entered with Folius Venture LLC	—	1,029,928	29,811,264
Derivative products expired to Folius Venture LLC	—	(1,029,928)	(24,565,494)

Note:

(a)	All amounts are due on demand, non-interest bearing and unsecured.

Remuneration to senior management for the years ended March 31, 2026, 2025 and 2024 were:

	For the years ended March 31,
	2026	2025	2024
	US$	US$	US$
Salaries and other short term employee benefits	5,495,847	952,874	552,113
Payments to defined contribution pension schemes	6,523	4,626	4,600
Total	5,502,370	957,500	556,713